Current and deferred income tax and social contribution - Amounts recognized in profit or loss for the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and deferred income tax and social contribution
Current tax expense (income)	R$ (280,845)	R$ (106,625)	R$ (52,441)
Provision for impairment losses on loans and advances	223,051	111,967	186,178
Deferred tax expense from other temporary differences	5,074	2,944	929
Adjustment of financial assets to fair value	(36,249)	(7,478)	35,256
Other temporary differences	33,949	54,245	(30,708)
Tax Losses carried forward	(32,561)	109,441	36,779
Deferred tax expense (income) recognised in profit or loss	193,264	271,119	228,434
Income tax	R$ (87,581)	R$ 164,494	R$ 175,993